Share Based Payment - Additional Information (Detail)	2 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2025 USD ($) yr EmployeeStockOption shares StockOption $ / shares	Mar. 31, 2024 USD ($) shares StockOption $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares			209,731
Share based payment expense for options recognized under personnel expenses		$ 36,018,000	$ 36,963,000	$ 35,643,000
Equity-settled share based payment (refer note 33)		$ 36,018,000	$ 36,963,000	$ 35,643,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		578,796	829,578	1,455,554
Vesting conditions		Refer notes	Refer notes	Refer notes
RSU exercised during the year | shares		1,165,497	3,383,113	757,821
Weighted average exercise price | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average contractual life in years		4 years	4 years 3 months 18 days	3 years 10 months 24 days
Share based payment expense for options recognized under personnel expenses		$ 35,927,000	$ 36,936,000	$ 34,651,000
Equity-settled share based payment (refer note 33)		35,927,000	36,936,000	34,651,000
Restricted Stock Units [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs	$ 55	55	24	24.25
Restricted Stock Units [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs	$ 105.29	$ 105.29	$ 55.42	$ 32.62
At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSUs expiry		expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		25.00%	25.00%	25.00%
RSUs expiry		expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Fully Vested | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		4,403	48,063	163
Upward adjustments in number of RSUs based on performance of grants | shares			138,615	138,615	138,615
Fully vested and expire on Six Months [member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		13,379	0	0
Vesting period from grant date		6 months
Tranche | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		301,167	571,784	1,120,117
Tranche | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		25.00%	25.00%	25.00%
RSUs expiry		expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Tranche | At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		25.00%	25.00%	25.00%
RSUs expiry		expiry of 24 months from the grant date,	expiry of 24 months from the grant date,	expiry of 24 months from the grant date,
Tranche | At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		25.00%	25.00%	25.00%
Tranche | Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions		vesting over 4 years	vesting over 4 years	vesting over 4 years
Tranche Three [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		0	0	335,274
Vesting conditions		100% vesting on September 30, 2025
Percentage of maximum shares employees are eligible to receive		150.00%
Tranche Five [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage		100.00%
Tranche Six [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		121,232	0
Vesting conditions		100% vesting during the quarter ended September 30, 2027
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted | shares		0
Weighted average exercise price | $ / shares	$ 2,229	$ 2,229	$ 2,229	$ 2,229
Weighted average contractual life in years		4 years 8 months 12 days	1 year 4 months 24 days	2 years 4 months 24 days
Share based payment expense for options recognized under personnel expenses		$ 0	$ 0	$ 966,000
Description of employee stock options		Each ESOP represents the right to receive one hundred common equity shares of the Group.
Equity-settled share based payment (refer note 33)		$ 0	$ 0	$ 966,000
Simplotel Plan 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		0	192	0
Weighted average exercise price | $ / shares	0.12	$ 0.12	$ 0.12	$ 0.12
Weighted average contractual life in years		9 years 6 months	10 years
Share based payment expense for options recognized under personnel expenses		$ 22,000	$ 1,000	$ 26,000
Equity-settled share based payment (refer note 33)		$ 22,000	$ 1,000	$ 26,000
Simplotel Plan 2015 [Member] | At the end of three years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions			remaining 3 years
Simplotel Plan 2015 [Member] | Vesting Period Of One Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage			10.00%
Simplotel Plan 2015 [Member] | Vesting Period Of Four Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage			40.00%
Vesting conditions			vesting over 4 years
Number of Stock Options Graded | StockOption			192
Simplotel Plan 2015 [Member] | Vesting Period of Two Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage			20.00%
Simplotel Plan 2015 [Member] | Vesting Period of Three Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage			30.00%
Two Thousand And Twenty Two B M F Employee Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		476	2,490	0
BMF ESOPs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price | $ / shares	0.12	$ 0.12	$ 0.12
Weighted average contractual life in years		11 years 8 months 12 days	10 years 7 months 6 days
Number of Stock Options Graded | StockOption		476	498
BMF ESOPs [Member] | Vesting Period Of One Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		50.00%
BMF ESOPs [Member] | Vesting Period of Two Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		50.00%
Vesting conditions		vesting over 2 years
Number of Stock Options Graded | StockOption		0	1,992
BMF ESOPs under BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		476	2,490
Weighted average exercise price | $ / shares	0.12	$ 0.12	$ 0.12
Share based payment expense for options recognized under personnel expenses		$ 7,000	$ 26,000
Savaari ESOPs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price | $ / shares	$ 0.01	$ 0.01	$ 0.01
Weighted average contractual life in years		5 years	6 years 1 month 6 days
Share based payment expense for options recognized under personnel expenses		$ 0
Equity-settled share based payment (refer note 33)		$ 0
Number of instruments settled under share-based payment arrangement | EmployeeStockOption		16,992
Payment of cash consideration under share-based payment arrangement		$ 122,000
Savaari ESOPs under Savaari Plan 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSU exercised during the year | shares	14,101
Weighted average exercise price | $ / shares	$ 0.01	$ 0.01	$ 0.01
Savaari ESOPs under Savaari Plan 2013 [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment expense for options recognized under personnel expenses		$ 1,000
Savaari Plan 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		23,308
Grant date fair value of RSUs	$ 16,480	$ 16,480
Weighted average exercise price | $ / shares	$ 0.01	$ 0.01
Expected term | yr		5
Savaari 2024 ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price | $ / shares	$ 0.01	$ 0.01
Weighted average contractual life in years		7 years 6 months
Share based payment expense for options recognized under personnel expenses		$ 62,000
Equity-settled share based payment (refer note 33)		$ 62,000
Savaari 2024 ESOP [Member] | Vesting Period Of One Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares		1,650
Vesting conditions		vesting on completion of one year
Vesting percentage		100.00%
Savaari 2024 ESOP [Member] | Vesting Period Of Five Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions		vesting over 5 years
Number of Stock Options Graded | StockOption		21,658
Savaari 2024 ESOP [Member] | Vesting Period Of Twelve Months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		20.00%
Savaari 2024 ESOP [Member] | Vesting Period Of Twenty Four Months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		20.00%
Savaari 2024 ESOP [Member] | Vesting Period Of Thirty Six Months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		20.00%
Savaari 2024 ESOP [Member] | Vesting Period Of Forty Eight Months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		20.00%
Savaari 2024 ESOP [Member] | Vesting Period Of Sixty Months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		20.00%